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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Eubel Brady & Suttman
Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund

Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

SEMI-ANNUAL REPORT

January 31, 2018

(Unaudited)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	January 31, 2018

Dear Shareholders:

Prominent themes from the Funds’ last fiscal year carried over into the new one. Bond markets remained rather docile during the first five months of the Funds’ current fiscal year, supported by further improvement in global synchronous growth, abundant monetary stimulus and the prevailing pro-business environment in Washington. However, in January of 2018, Treasury yields began rising across the yield curve following the passage of sweeping tax reform in December. The Funds held up well as yields rose and are positioned to take advantage of increasing yields as bonds come due, in our opinion.

We discuss the current environment, review our investment philosophy and results, and share our perspective below. We hope you enjoy.

Current Environment – We believe three central themes summarize the period: global synchronous growth, abundant monetary stimulus and the pro-business environment.

Global synchronous growth generally continues to advance while inflation largely remains in check. A decade after the U.S. and the world became ensnared in a global economic meltdown; all major economies are expanding at once. Jobs and wealth are being created. The U.S., with a 2017 estimated nominal Gross Domestic Product of $19.4T is the world’s largest economy, and is more than 8.5 years into its economic expansion. By historic measures, the expansion is getting long in the tooth. When everything is coming up roses, like today, we are increasingly curious about what’s around the bend. For now, though, laissez les bons temps rouler (“let the good times roll”).

Abundant monetary stimulus provided by central banks remained front and center. The Bank of Japan and European Central Bank continued to expand their balance sheets, perhaps offsetting some of the Federal Reserve’s (the “Fed”) restrictive measures. The Fed continued raising overnight rates during the period and began allowing a very small amount of its nearly $4.3T Treasury and Mortgage Back Securities portfolio to run off monthly – a less accommodating posture.

The pro-business environment in Washington has seemingly contributed to elevated levels of business and consumer confidence. We believe rolling back regulations and the passage of sweeping tax reform at year-end has put some pep in the step of many entrepreneurs and seasoned corporations. Most business owners we interact with are experiencing solid growth, yet many acknowledge that the job market is tight.

Treasury yields rose in January 2018, likely due to the prospects of: stronger economic growth, increasing deficit spending and inflation. Shorter term Treasury yields rose more than long ones – the yield curve flattened. In addition, investment grade credit spreads (amount a corporate bond yields over a Treasury of equal maturity) compressed in January 2018 to the tightest levels since June 2007. This was primarily due to corporate yields not rising in step with Treasury yields – demand for corporate bonds remains robust.

Regarding convertible securities in particular, we believe U.S. equity markets remained generally high relative to underlying values during the semi-annual period. Small- and mid-cap companies continue to be the most richly priced relative to earnings and cash-flow. This, in conjunction with many convertibles’ equity sensitivity, limited the number of interesting convertible opportunities, which kept our exposure relatively low. When attractively priced convertibles are not available for purchase, we generally hold non-convertible corporate bonds.

Investment Philosophy – Managing risks so that investors are adequately compensated for them is an important element of our bottom-up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we don’t make precise forecasts. However, we are cognizant of interest rate levels.

In our view, flexibility in portfolio management can support long-term success. Therefore, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality (among other factors). This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets (boxes, if you will). Being largely unconstrained allows us to hold bonds to maturity, and we often do so. We like the flexibility and believe it provides the Funds an advantage over those confined to specific mandates. As you may recall, only EBS clients are permitted to invest in the Funds. This provides a more stable asset base as compared to funds open to the general public. Each Fund held fewer than 55 securities at period-end, yet maintained good diversification in our view. Many funds hold hundreds of securities. We believe holding fewer securities allows us to be more selective. The composition of the EBS Funds will often be materially different than their benchmarks. As such, you should expect the Funds’ returns to diverge from their benchmarks, often significantly. Lastly, neither Fund uses leverage (borrows money) to make investments.

Results For Various Periods Ended January 31, 2018 – Since inception (September 30, 2014) through January 31, 2018, the Eubel Brady & Suttman Income and Appreciation Fund (“EBSZX”) posted an average annual total return of 3.26%, while its primary benchmark, the ICE BofA Merrill Lynch U.S. Yield Alternatives Index (the “Index”), returned 2.50% (annualized) over the same period. During the three year period ended January 31, 2018, the Fund annualized 3.79% per year and the index 3.39%. Over the past fiscal year, the Fund returned 4.58% and the Index returned 8.13%. Over the six month period ended January 31, 2018, the Fund appreciated 2.33% and the Index 2.11%.

The primary factors contributing to EBSZX’s outperformance since inception, during the most recent three year and six month period, and its underperformance during the most recent 12 month period ended January 31, 2018 are described below:

●

EBSZX’s investment in non-convertible securities contributed to its relative outperformance since inception and during the most recent six month and three year periods, as those assets generally performed better than those comprising the Index, on average.

●	During the most recent 12 month period, EBSZX underperformed largely due to its underexposure to convertible securities. Equity markets lifted markedly, driving convertible securities higher, on average. Given current equity valuations, the Fund is positioned more defensively.

We believe EBSZX is positioned well to capitalize on additional convertible investments should they become available at prices we find compelling. With equity valuations elevated, yields rising and the after-tax cost of debt trending higher, convertible issuance is on the rise. This can increase the size of our opportunity set in future periods. For the time being, we remain very selective.

Since inception (September 30, 2014) through January 31, 2018, the Eubel Brady & Suttman Income Fund (“EBSFX”) logged an average annual total return of 2.12%, while its primary benchmark, the ICE BofA Merrill Lynch U.S. Corporate & Government Master Index (the “Index”) was up 2.38% (annualized) over the same period. During the three year period ended January 31, 2018, the Fund annualized 2.39% and the Index 1.10%. Over the past fiscal year, the Fund increased 1.90% and the Index 2.49%. Over the six month period ended January 31, 2018, the Fund increased 0.53% and the Index declined -0.28%.

The primary factors contributing to EBSFX’s underperformance since inception and during the last year, and outperformance over the last three years and six months ended January 31, 2018 are described below:

●

EBSFX’s weighted average maturity and duration (price sensitivity to a change in interest rates) were consistently shorter than that of its benchmark, and it had less exposure to Government & Agency debt. This has been a headwind for the Fund as the Federal Reserve steadily raised the Fed Fund’s rate impacting short term rates while long term rates had little change, remaining constrained within a tight range.

●

EBSFX’s primary reasons for outperforming over the most recent three year and six month periods are the same as why it underperformed since inception. Pricing sensitivity due to interest rate change is less impactful on short duration holdings. In fact, the Fund benefitted from the rise in short term rates as portfolio holdings in floating rate bonds adjusted coupons higher, maturing bonds were reinvested at higher rates and high yield positions benefited from a strong equity market. Conversely, longer term rates trended higher, negatively impacting the benchmark.

Our Perspective – We have believed since inception of the Funds on September 30, 2014, that higher yields were in the offing – we just didn’t know when. This resulted in the Funds being structured with an eye toward higher yields in the future, which kept their weighted average maturity and duration reasonably short. This, along with the tailwinds provided by tightening credit spreads and under exposure to Government & Agency debt benefited the Funds during the semi-annual period.

We remain more comfortable selectively taking credit risk on the short end of the yield curve, than increasing interest rate risk by extending maturities to enhance yield. We are also fond of attractively priced floating rate debt in this environment, which can lessen the Funds’ sensitivity to increasing yields.

Both Funds’ sensitivity to interest rates remains modest and each Fund’s portfolio is diversified, in our view.

Convertible exposure within EBSZX is lower than we prefer, and is largely due to a low yield environment and stock prices that seem generally less attractive relative to underlying values as previously mentioned. The hunt for value continues, yet we believe exercising patience has served the Funds well thus far during this tightening cycle and remains prudent. Both Funds are positioned well to capitalize on opportunities, in our view.

We welcome your questions, comments or both and may be reached at 800-391-1223. As always, we appreciate your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate, and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable, but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of January 31, 2018 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
January 31, 2018 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

CORPORATE BONDS — 62.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 6.5%
General Motors Financial Company, Inc.	2.400%	05/09/19	$1,541,000	$1,538,254
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,249,039
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,138,158
				5,925,451
Consumer Staples — 4.0%
Kraft Heinz Company (The)	2.000%	07/02/18	2,000,000	1,997,711
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,608,595
				3,606,306
Energy — 3.7%
Chevron Corporation (3MO LIBOR + 9) (a)	1.558%	02/28/19	720,000	720,562
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,671,734
				3,392,296
Financials — 15.7%
American Express Company (3MO LIBOR + 59) (a)	2.036%	05/22/18	1,200,000	1,201,806
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,718,227
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,380,388
General Electric Capital Corporation (3MO LIBOR + 100) (a)	2.588%	03/15/23	1,000,000	1,005,047
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.741%	07/24/23	2,500,000	2,536,374
JPMorgan Chase & Company	6.300%	04/23/19	1,405,000	1,471,597
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	2,500,000	2,596,750
Zions Bancorporation	5.650%	11/15/23	2,300,000	2,351,554
				14,261,743
Health Care — 7.0%
Actavis Funding SCS	2.350%	03/12/18	2,395,000	2,396,232
Cardinal Health, Inc.	1.948%	06/14/19	1,500,000	1,487,705
Teva Pharmaceuticals Industries Ltd.	1.400%	07/20/18	2,500,000	2,486,004
				6,369,941
Industrials — 5.4%
Penske Truck Leasing Company, L.P., 144A	3.375%	03/15/18	2,500,000	2,504,602
Stanley Black & Decker, Inc.	1.622%	11/17/18	1,800,000	1,790,794
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	651,513
				4,946,909

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 62.9% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 5.1%
Dell, Inc., 144A	3.480%	06/01/19	$1,900,000	$1,916,796
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	2,000,000	1,977,609
Xerox Corporation	6.350%	05/15/18	785,000	793,572
				4,687,977
Materials — 8.2%
Ball Corporation	4.375%	12/15/20	1,800,000	1,845,000
Ball Corporation	5.000%	03/15/22	556,000	586,580
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,640,221
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,408,750
				7,480,551
TelecommunicationServices — 4.6%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	2.335%	09/20/19	2,000,000	2,010,659
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	2.600%	03/16/22	2,100,000	2,143,385
				4,154,044
Utilities — 2.7%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,446,106

Total Corporate Bonds (Cost $56,666,179)				$57,271,324

CONVERTIBLE CORPORATE BONDS — 17.1%	Coupon	Maturity	Par Value	Value
Financials — 5.0%
Ares Capital Corporation	4.375%	01/15/19	$2,275,000	$2,303,399
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,277,275
				4,580,674
Health Care — 2.6%
Aceto Corporation	2.000%	11/01/20	2,600,000	2,362,576

Industrials — 1.6%
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,499,085

Information Technology — 2.5%
Twitter, Inc.	0.250%	09/15/19	2,400,000	2,300,109

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS — 17.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 3.1%
RTI International Metals, Inc.	1.625%	10/15/19	$2,370,000	$2,791,149

Real Estate — 2.3%
RAIT Financial Trust	4.000%	10/01/33	2,166,000	2,046,729

Total Convertible Corporate Bonds (Cost $15,355,855)				$15,580,322

BANK DEBT — 2.9%	Coupon	Maturity	Par Value	Value
Financials — 2.9%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	5.568%	12/21/20	$786,221	$786,221
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	5.568%	12/21/20	1,846,154	1,859,232
Total Bank Debt (Cost $2,632,376)				$2,645,453

COMMON STOCKS — 1.9%	Shares	Value
Industrials — 1.4%
Air Industries Group (d)	936,789	$1,236,562

Information Technology — 0.5%
Bridgeline Digital, Inc. (d)	197,445	475,842

Total Common Stocks (Cost $2,144,185)		$1,712,404

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS — 7.3%	Shares	Value
Financials — 7.3%
American International Group, Inc., $44.00, expires 01/19/21 (d)	26,500	$588,035
Capital One Financial Corporation, $42.004, expires 11/14/18 (d)	18,700	1,166,319
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	1,119,525
Hartford Financial Services Group, Inc., $8.999, expires 06/26/19 (d)	45,200	2,433,568
Lincoln National Corporation, $9.872, expires 07/10/19 (d)	16,260	1,317,060
		6,624,507
Industrials — 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	10

Total Warrants (Cost $3,635,686)		$6,624,517

MONEY MARKET FUNDS — 4.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.22% (f) (Cost $4,188,066)	4,188,066	$4,188,066

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER — 2.8% (g)	Par Value	Value
AutoZone, Inc., 1.777%, due 02/07/2018 (Cost $2,499,271)	$2,500,000	$2,499,271

Total Investments at Value — 99.5% (Cost $87,121,618)		$90,521,357

Other Assets in Excess of Liabilities — 0.5%		492,763

Net Assets — 100.0%		$91,014,120

144A -

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,995,757 as of January 31, 2018, representing 9.9% of net assets.

LIBOR -	London Interbank Offered Rate.

(a)	Variable Rate security. The rate shown is the effective interest rate as of January 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(b)

Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $2,645,463 as of January 31, 2018, representing 2.9% of net assets (Note 2).

(c)	Illiquid security. Total value of illiquid securities held as of January 31, 2018 was $2,645,463, representing 2.9% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of January 31, 2018.
(g)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — 0.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes (Cost $1,492,587)	1.500%	08/31/18	$1,490,000	$1,487,963

CORPORATE BONDS — 89.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 4.5%
Gannett Company, Inc.	5.125%	07/15/20	$1,375,000	$1,400,781
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,292,512
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,276,316
				8,969,609
Consumer Staples — 3.7%
Kraft Heinz Company (The)	2.000%	07/02/18	4,800,000	4,794,505
Kroger Company (The)	2.950%	11/01/21	2,500,000	2,503,144
				7,297,649
Energy — 2.8%
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	5,548,986

Financials — 31.5%
American Express Company (3MO LIBOR + 59) (a)	2.036%	05/22/18	3,194,000	3,198,807
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,549,476
Ares Capital Corporation	4.875%	11/30/18	5,800,000	5,911,500
Bank of America Corporation	5.650%	05/01/18	3,345,000	3,376,224
Bank of the Ozarks, Inc.	5.500%	07/01/26	3,732,000	3,882,212
Barclays Bank plc	2.000%	07/27/22	3,000,000	2,919,653
Barclays plc (3MO LIBOR + 211) (a)	3.520%	08/10/21	2,684,000	2,812,815
Capital One Bank USA, N.A.	2.350%	08/17/18	5,543,000	5,550,209
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	560,157
Chubb Corporation	5.750%	05/15/18	1,160,000	1,170,152
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	281,708
General Electric Capital Corporation (3MO LIBOR + 100) (a)	2.588%	03/15/23	5,000,000	5,025,237
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.741%	07/24/23	5,500,000	5,580,023
Hartford Financial Services Group, Inc. (The)	6.300%	03/15/18	158,000	158,803

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 89.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 31.5% (Continued)
Jefferies Group, LLC	5.125%	04/13/18	$4,000,000	$4,022,479
JPMorgan Chase & Company	6.300%	04/23/19	5,000,000	5,237,000
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	5,000,000	5,193,500
Zions Bancorporation	5.650%	11/15/23	4,500,000	4,600,867
				63,030,822
Health Care — 16.4%
Actavis Funding SCS	2.350%	03/12/18	4,965,000	4,967,554
Amgen, Inc. (3MO LIBOR + 45) (a)	1.863%	05/11/20	3,078,000	3,091,065
Cardinal Health, Inc.	1.948%	06/14/19	5,625,000	5,578,893
Medtronic, Inc. (3MO LIBOR + 80) (a)	2.388%	03/15/20	5,500,000	5,578,289
Stryker Corporation	1.300%	04/01/18	4,677,000	4,672,965
Teva Pharmaceuticals Industries Ltd.	1.400%	07/20/18	4,950,000	4,922,287
Thermo Fisher Scientific, Inc.	2.400%	02/01/19	3,950,000	3,951,420
				32,762,473
Industrials — 11.0%
BorgWarner, Inc.	8.000%	10/01/19	2,790,000	3,027,491
Illinois Tool Works, Inc.	6.250%	04/01/19	5,500,000	5,736,844
Penske Truck Leasing Company, L.P., 144A	3.375%	03/15/18	5,000,000	5,009,204
Roper Technologies, Inc.	2.050%	10/01/18	3,381,000	3,376,836
Stanley Black & Decker, Inc.	1.622%	11/17/18	175,000	174,105
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,615,723
				21,940,203
Information Technology — 6.1%
Dell, Inc., 144A	3.480%	06/01/19	5,600,000	5,649,504
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	5,000,000	4,944,024
Xerox Corporation	6.350%	05/15/18	1,539,000	1,555,805
				12,149,333
Materials — 7.7%
Ball Corporation	4.375%	12/15/20	5,150,000	5,278,750
Sherwin-Williams Company	7.250%	06/15/19	5,125,000	5,445,017
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,722,175
				15,445,942

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 89.0% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 5.3%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	2.335%	09/20/19	$5,500,000	$5,529,313
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	2.600%	03/16/22	5,000,000	5,103,298
				10,632,611
Utilities — 0.0% (b)
Pennsylvania Electric Company	6.625%	04/01/19	15,000	15,601

Total Corporate Bonds (Cost $176,773,903)				$177,793,229

BANK DEBT — 2.2%	Coupon	Maturity	Par Value	Value
Financials — 2.2%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(c)(d)	5.568%	12/21/20	$1,310,370	$1,310,370
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(c)(d)	5.568%	12/21/20	3,076,923	3,098,719
Total Bank Debt (Cost $4,387,292)				$4,409,089

PREFERRED STOCKS — 1.1%	Shares	Value
Real Estate — 1.1%
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)	135,000	$2,301,750

MONEY MARKET FUNDS — 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.22% (e) (Cost $3,352,986)	3,352,986	$3,352,986

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER — 4.5% (f)	Par Value	Value
AutoZone, Inc., 1.777%, due 02/07/2018	$4,500,000	$4,498,688
Berkshire Hathaway Energy Company, 1.684%, due 02/02/2018	4,488,000	4,487,793
Total Commercial Paper (Cost $8,986,481)		$8,986,481

Total Investments at Value — 99.2% (Cost $197,939,319)		$198,331,498

Other Assets in Excess of Liabilities — 0.8%		1,503,285

Net Assets — 100.0%		$199,834,783

144A -

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $20,796,232 as of January 31, 2018, representing 10.4% of net assets

LIBOR -	London Interbank Offered Rate.

(a)	Variable Rate security. The rate shown is the effective interest rate as of January 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)

Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $4,409,089 as of January 31, 2018, representing 2.2% of net assets (Note 2).

(d)	Illiquid security. Total value of illiquid securities held as of January 31, 2018 was $4,409,089, representing 2.2% of net assets.
(e)	The rate shown is the 7-day effective yield as of January 31, 2018.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2018 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At acquisition cost	$87,121,618	$197,939,319
At value (Note 2)	$90,521,357	$198,331,498
Cash	921	5,563
Capital shares receivable	—	75,376
Dividends and interest receivable	514,661	1,445,456
Other assets	17,739	18,066
Total assets	91,054,678	199,875,959

LIABILITIES
Distributions payable	921	5,563
Payable for capital shares redeemed	30,004	11,751
Payable to administrator (Note 4)	7,580	16,780
Other accrued expenses	2,053	7,082
Total liabilities	40,558	41,176

NET ASSETS	$91,014,120	$199,834,783

NET ASSETS CONSIST OF:
Paid-in capital	$88,231,115	$200,050,375
Accumulated net investment income	12,404	30,811
Accumulated net realized losses from investment transactions	(629,138)	(638,582)
Net unrealized appreciation on investments	3,399,739	392,179
NET ASSETS	$91,014,120	$199,834,783

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,034,730	20,121,376

Net asset value, offering price and redemption price per share (Note 2)	$10.07	$9.93

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2018 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$20,951	$172,199
Interest	1,228,997	2,414,643
Total investment income	1,249,948	2,586,842

EXPENSES
Administration fees (Note 4)	42,505	93,860
Shareholder servicing fees (Note 4)	17,177	38,442
Professional fees	22,534	22,534
Registration and filing fees	10,445	14,801
Custody and bank service fees	7,954	12,599
Insurance expense	2,453	5,002
Trustees’ fees and expenses (Note 4)	2,661	2,661
Other expenses	2,767	1,749
Total expenses	108,496	191,648

NET INVESTMENT INCOME	1,141,452	2,395,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	785,289	36,409
Net change in unrealized appreciation (depreciation) on investments	134,203	(1,362,738)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	919,492	(1,326,329)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,060,944	$1,068,865

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
FROM OPERATIONS
Net investment income	$1,141,452	$2,233,859
Net realized gains (losses) from investment transactions	785,289	(148,514)
Net change in unrealized appreciation (depreciation) on investments	134,203	2,399,276
Net increase in net assets from operations	2,060,944	4,484,621

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(1,128,720)	(2,343,930)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,627,702	8,890,650
Net asset value of shares issued in reinvestment of distributions to shareholders	1,124,373	2,337,249
Payments for shares redeemed	(3,639,529)	(7,651,821)
Net increase from capital share transactions	5,112,546	3,576,078

TOTAL INCREASE IN NET ASSETS	6,044,770	5,716,769

NET ASSETS
Beginning of period	84,969,350	79,252,581
End of period	$91,014,120	$84,969,350

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$12,404	$(328)

CAPITAL SHARE ACTIVITY
Shares sold	760,329	901,242
Shares reinvested	112,611	237,396
Shares redeemed	(364,325)	(776,602)
Net increase in shares outstanding	508,615	362,036
Shares outstanding at beginning of period	8,526,115	8,164,079
Shares outstanding at end of period	9,034,730	8,526,115

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
FROM OPERATIONS
Net investment income	$2,395,194	$3,972,351
Net realized gains (losses) from investment transactions	36,409	(674,991)
Net change in unrealized appreciation (depreciation) on investments	(1,362,738)	1,300,978
Net increase in net assets from operations	1,068,865	4,598,338

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(2,364,932)	(3,975,680)
From net realized gains on investments	—	(90,541)
Decrease in net assets from distributions to shareholders	(2,364,932)	(4,066,221)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,640,589	39,092,240
Net asset value of shares issued in reinvestment of distributions to shareholders	2,343,451	4,033,760
Payments for shares redeemed	(12,809,925)	(18,241,294)
Net increase from capital share transactions	15,174,115	24,884,706

TOTAL INCREASE IN NET ASSETS	13,878,048	25,416,823

NET ASSETS
Beginning of period	185,956,735	160,539,912
End of period	$199,834,783	$185,956,735

ACCUMULATED NET INVESTMENT INCOME	$30,811	$549

CAPITAL SHARE ACTIVITY
Shares sold	2,580,275	3,911,404
Shares reinvested	235,975	403,931
Shares redeemed	(1,289,419)	(1,826,048)
Net increase in shares outstanding	1,526,831	2,489,287
Shares outstanding at beginning of period	18,594,545	16,105,258
Shares outstanding at end of period	20,121,376	18,594,545

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31, 2017	Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$9.97		$9.71	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.27	0.28	0.19
Net realized and unrealized gains (losses) on investments	0.10		0.27	(0.05)	(0.15)
Total from investment operations	0.23		0.54	0.23	0.04

Less distributions from:
Net investment income	(0.13)		(0.28)	(0.28)	(0.19)
Net realized gains on investments	—		—	(0.09)	—
Total distributions	(0.13)		(0.28)	(0.37)	(0.19)

Net asset value at end of period	$10.07		$9.97	$9.71	$9.85

Total return (b)	2.33	%(c)	5.65%	2.55%	0.38	%(c)

Net assets at end of period (000’s)	$91,014		$84,969	$79,253	$82,648

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.25	%(d)	0.26%	0.25%	0.25	%(d)

Ratio of net investment income to average net assets	2.63	%(d)	2.72%	2.94%	2.34	%(d)

Portfolio turnover rate	30	%(c)	42%	33%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31, 2017	Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$10.00		$9.97	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.24	0.25	0.13
Net realized and unrealized gains (losses) on investments	(0.07)		0.04	0.10	(0.11)
Total from investment operations	0.05		0.28	0.35	0.02

Less distributions from:
Net investment income	(0.12)		(0.24)	(0.25)	(0.13)
Net realized gains on investments	—		(0.01)	(0.02)	—
Total distributions	(0.12)		(0.25)	(0.27)	(0.13)

Net asset value at end of period	$9.93		$10.00	$9.97	$9.89

Total return (b)	0.53	%(c)	2.75%	3.58%	0.22	%(c)

Net assets at end of period (000’s)	$199,835		$185,957	$160,540	$162,994

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.22	%(d)

Ratio of net investment income to average net assets	2.50	%(d)	2.36%	2.54%	1.70	%(d)

Portfolio turnover rate	36	%(c)	40%	35%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2018 (Unaudited)

1. Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to seek to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

As an investment company, the Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds, determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities, including certain bank debt held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2018 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$57,271,324	$—	$57,271,324
Convertible Corporate Bonds	—	15,580,322	—	15,580,322
Bank Debt	—	—	2,645,453	2,645,453
Common Stocks	1,712,404	—	—	1,712,404
Warrants	6,624,507	—	10	6,624,517
Money Market Funds	4,188,066	—	—	4,188,066
Commercial Paper	—	2,499,271	—	2,499,271
Total	$12,524,977	$75,350,917	$2,645,463	$90,521,357

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,487,963	$—	$1,487,963
Corporate Bonds	—	177,793,229	—	177,793,229
Bank Debt	—	—	4,409,089	4,409,089
Preferred Stocks	2,301,750	—	—	2,301,750
Money Market Funds	3,352,986	—	—	3,352,986
Commercial Paper	—	8,986,481	—	8,986,481
Total	$5,654,736	$188,267,673	$4,409,089	$198,331,498

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of January 31, 2018, EBS Income and Appreciation Fund and EBS Income Fund did not have any transfers into or out of any level.

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended January 31, 2018:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2017	Purchases	Sales/ maturities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2018
Bank Debt	$2,230,557	$5,444,684	$(5,041,951)	$12	$12,151	$2,645,453
Warrants	10	—	—	—	—	10
Total	$2,230,567	$5,444,684	$(5,041,951)	$12	$12,151	$2,645,463

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2017	Purchases	Sales/ maturities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2018
Bank Debt	$5,208,486	$18,656,574	$(19,474,901)	$64	$18,866	$4,409,089

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at January 31, 2018 is $12,151 and $18,866 for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
	Fair Value at January 31, 2018	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,645,453	DCF Model	Discount Rate	5.286%	5.286%
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at January 31, 2018	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$4,409,089	DCF Model	Discount Rate	5.286%	5.286%

DCF - Discounted Cash Flow
[1]

Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the six months ended January 31, 2018.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Investment transactions are accounted for on trade date. Realized capital gains and losses on securities sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the periods ended January 31, 2018 and July 31, 2017 was as follows:

Periods Ended	Ordinary Income	Total Distributions
EBS Income and Appreciation Fund:
January 31, 2018	$1,128,720	$1,128,720
July 31, 2017	$2,343,930	$2,343,930
EBS Income Fund:
January 31, 2018	$2,364,932	$2,364,932
July 31, 2017	$4,066,221	$4,066,221

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2018:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$87,200,445	$197,939,319
Gross unrealized appreciation	$5,464,797	$1,816,026
Gross unrealized depreciation	(2,143,885)	(1,423,847)
Net unrealized appreciation on investments	3,320,912	392,179
Accumulated ordinary income	13,325	36,374
Capital loss carryforwards	(1,335,600)	(674,991)
Other gains	785,289	36,409
Distributions payable	(921)	(5,563)
Accumulated earnings (deficit)	$2,783,005	$(215,592)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

As of July 31, 2017, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and Appreciation Fund	EBS Income Fund
Short-term	$—	$650,858
Long-term	1,335,600	24,133
	$1,335,600	$674,991

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (tax years ended July 31, 2015 through July 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Unfunded Loan Commitment

At January 31, 2018, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$367,624
EBS Income Fund	NCP Finance Limited Partnership	$612,707

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP Finance Limited Partnership (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.50% of the average daily unfunded commitment balance.

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the fiscal year in which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed 0.35% of average daily net assets. This agreement is currently in effect until December 1, 2018. No expense reimbursements were required during the six months ended January 31, 2018.

Other Service Providers — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Shareholder Servicing Plan — The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2018, EBS Income and Appreciation Fund and EBS Income Fund paid $17,177 and $38,442, respectively, pursuant to the Plan.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Effective January 1, 2018, each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Funds a fee of $2,062.50 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairman of the Audit and Governance Committee receives an additional annual fee of $1,000, paid quarterly. Prior to January 1, 2018, each Independent Trustee received from the Funds a fee of $1,500 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Securities Transactions

During the six months ended January 31, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$27,853,848	$104,000,182
Proceeds from sales and maturities of investment securities	$21,446,748	$52,027,781

During the six months ended January 31, 2018, there were no purchases or sales and maturities from U.S. government long-term securities for the Funds.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2018, EBS Income and Appreciation Fund and EBS Income Fund had 30.9% and 33.7%, respectively, of the value of their net assets invested in securities within the Financials sector.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events have occurred.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2017 through January 31, 2018).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expense Ratio(a)	Expenses Paid During Period(b)
EBS Income and Appreciation Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,023.30	0.25%	$1.27
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,023.95	0.25%	$1.28
EBS Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,005.30	0.20%	$1.01
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,024,20	0.20%	$1.02

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 10, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	April 10, 2018

*	Print the name and title of each signing officer under his or her signature.